Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The Company has a month-to-month lease agreement for its office space with RMH Overhead, LLC (“RMH”), a company owned by Rick Havenstrite, the Company’s President and a director. The Company recognized rent expense of $4,500 and $4,500 for three months ended March 31, 2023 and 2022.

The Company rents a haul truck from RMH at a current rate of $7,500 per month on a month-to-month basis. Rent expense of $22,500 and $30,000 was recognized during the three months ended March 31, 2023 and 2022, respectively. At March 31, 2023 and December 31, 2022, $7,500 and $Nil, respectively, is due to RMH for rent of this equipment, and this amount is included in accounts payable and accrued expenses on the balance sheet.

Employment Agreements

The Company has an employment agreement with Mr. Havenstrite as President of the Company, which is ongoing. The agreement, as amended, requires Mr. Havenstrite to meet certain time requirements and limits the number of other board member obligations in which he can participate. The agreement allows for a base annual salary of $144,000 plus an auto allowance and certain performance compensation upon fulfillment of established goals. The agreement allows the board of directors to terminate Mr. Havenstrite’s employment at any time, providing for a severance payment upon termination without cause.

The amounts accrued at March 31, 2023 and December 31, 2022 is due to the officers of the Company as follows:

	March 31,	December 31,
	2023	2022
Rick Havenstrite, President	$37,697	$37,697
Marianne Havenstrite, Treasurer and Principal Financial Officer	18,462	18,462
Total	$56,159	$56,159

Directors’ fees

The Company compensates independent directors for their contributions to the management of the Company, with one director receiving fees of $6,000 per month and another director receiving $5,000 per quarter. At March 31, 2023 and December 31, 2022, accrued compensation due to directors was $86,000 and $81,000 respectively.

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company has a month-to-month lease agreement for its office space with RMH Overhead, LLC, a company owned by Rick Havenstrite, the Company’s President and a director. The Company recognized rent expense of $18,000 and $18,000 for years ended December 31, 2022 and 2021. At December 31, 2022 and 2021, amounts due to RMH Overhead, LLC for rent was $ Nil and $ Nil, respectively.

On February 1, 2021, RMH Overhead, LLC. (“RMH”) an entity owned by Rick Havenstrite, President of the Company, purchased a CAT 740B Articulated Haul Truck from Wheeler CAT. This truck had previously been owned by the Company with an associated note payable to Wheeler CAT. See Note 5. Beginning February 1, 2021, the Company began renting this truck from RMH at a rate of $10,000 per month on a month-to-month basis. At December 31, 2022 and December 31, 2021, $Nil and $10,000, respectively, is due to RMH for rent of this equipment.

Employment Agreements

The Company has an employment agreement with Mr. Havenstrite as President of the Company, which is ongoing. The agreement, as amended, requires Mr. Havenstrite to meet certain time requirements and limits the number of other board member obligations in which he can participate. The agreement allows for a base annual salary of $144,000 plus an auto allowance and certain performance compensation upon fulfillment of established goals. The agreement allows the board of directors to terminate Mr. Havenstrite’s employment at any time, providing for a severance payment upon termination without cause. For the years ended December 31, 2022 and 2021, $149,520 and $115,016, respectively, of compensation expense was recognized under this agreement.

The amounts accrued at December 31, 2022 and 2021 is due to the officers of the Company as follows:

	December 31,	December 31,
	2022	2021
Rick Havenstrite, President	$37,697	$37,697
Marianne Havenstrite, Treasurer and Principal Financial Officer	18,462	18,462
Total	$56,159	$56,159

Directors’ fees

The Company compensates independent directors for their contributions to the management of the Company, with one director receiving fees of $6,000 per month and another director receiving $5,000 per quarter. At December 31, 2022 and December 31, 2021, accrued compensation due to directors was $81,000 and $55,000 respectively.